Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended			12 Months Ended											12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Continuing operations USD ($)	Dec. 31, 2012 Continuing operations USD ($)	Dec. 31, 2011 Continuing operations USD ($)	Dec. 31, 2013 Discontinued operations USD ($)	Dec. 31, 2012 Discontinued operations USD ($)	Dec. 31, 2011 Discontinued operations USD ($)	Dec. 31, 2013 Performance Shares USD ($)	Dec. 31, 2012 Performance Shares	Dec. 31, 2013 Stock Appreciation Rights ZAR	Dec. 31, 2012 Stock Appreciation Rights ZAR	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2013 Restricted Stock	Dec. 31, 2013 Bonus Shares	Dec. 31, 2012 Bonus Shares	Dec. 31, 2013 2005 Share Plan USD ($)	Dec. 31, 2013 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2013 2005 Share Plan Stock Appreciation Rights Maximum	Dec. 31, 2013 2005 Share Plan Restricted Stock	Dec. 31, 2012 2005 Share Plan Restricted Stock	Dec. 31, 2011 2005 Share Plan Restricted Stock	Dec. 31, 2010 2005 Share Plan Restricted Stock	Dec. 31, 2013 GF Management Incentive Scheme	Dec. 31, 2013 GF Management Incentive Scheme	Dec. 31, 2012 GF Management Incentive Scheme USD ($)	Dec. 31, 2012 GF Management Incentive Scheme ZAR	Dec. 31, 2013 GF Management Incentive Scheme Maximum ZAR	Dec. 31, 2013 GF Management Incentive Scheme Minimum ZAR	Dec. 31, 2013 The Gold Fields Limited 2012 Share Plan Performance Shares	Dec. 31, 2013 The Gold Fields Limited 2012 Share Plan Performance Shares Continuing operations USD ($)	Dec. 31, 2012 The Gold Fields Limited 2012 Share Plan Performance Shares Continuing operations USD ($)	Dec. 31, 2011 The Gold Fields Limited 2012 Share Plan Performance Shares Continuing operations USD ($)	Dec. 31, 2013 The Gold Fields Limited 2012 Share Plan Performance Shares Discontinued operations USD ($)	Dec. 31, 2012 The Gold Fields Limited 2012 Share Plan Performance Shares Discontinued operations USD ($)	Dec. 31, 2011 The Gold Fields Limited 2012 Share Plan Performance Shares Discontinued operations USD ($)	Dec. 31, 2013 The Gold Fields Limited 2012 Share Plan Bonus Shares Maximum	Dec. 31, 2013 The Gold Fields Limited 2012 Share Plan Bonus Shares Minimum	Dec. 31, 2013 The Gold Fields Limited 2012 Share Plan Bonus Shares Continuing operations USD ($)	Dec. 31, 2012 The Gold Fields Limited 2012 Share Plan Bonus Shares Continuing operations USD ($)	Dec. 31, 2011 The Gold Fields Limited 2012 Share Plan Bonus Shares Continuing operations USD ($)	Dec. 31, 2013 The Gold Fields Limited 2012 Share Plan Bonus Shares Discontinued operations USD ($)	Dec. 31, 2012 The Gold Fields Limited 2012 Share Plan Bonus Shares Discontinued operations USD ($)	Dec. 31, 2011 The Gold Fields Limited 2012 Share Plan Bonus Shares Discontinued operations USD ($)	Dec. 31, 2013 The GF Non Executive Director Share Plan	Dec. 31, 2012 The GF Non Executive Director Share Plan	Dec. 31, 2011 The GF Non Executive Director Share Plan USD ($)	Dec. 31, 2011 The GF Non Executive Director Share Plan ZAR	Dec. 31, 2010 The GF Non Executive Director Share Plan USD ($)	Dec. 31, 2010 The GF Non Executive Director Share Plan ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans				$ 32.3	$ 30.0	$ 22.0	$ 32.3	$ 62.8	$ 65.8
Share-based compensation allocation expense	40.5	45.5	33.4	40.5	45.5	33.4	4.6	32.2	33.0	0																																		18.8	13.1		1.1	7.6				11.9	8.7		0.8	5.0
Incremental share-based compensation resulting from this modification	0
Share vesting period										3 years					3 years											3 years	3 years						3 years
Internal target performance percentage																																											85.00%
Performance shares settlement increased percentage																																											200.00%
Bonus share settlement period																																																		18 months	9 months
Valuation method										The Group uses the Monte-Carlo Simulation to value the Performance Shares.		The Group used the Black Scholes Model to value the SARS under the Gold Fields 2005 Share Plan.			The Group used the Monte-Carlo Simulation to value the PVRS under the Gold Fields 2005 Share Plan and the Gold Fields Limited 2005 Non-executive Share Plan.	A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions.
Options exercisable																										0	0
Expiration period from grant date																																6 years									7 years
Options outstanding, average exercise price														119.17				$ 8.89	91.91	$ 12.53	107.37	$ 13.27	107.91	$ 15.63	105.53	$ 8.89	91.91	$ 12.53	107.37										$ 10.09	86.51																						$ 11.76	79.37
Shares vested																										2,095,543	2,095,543	1,605,403	1,605,403	1,199,703
Shares vested average instrument price																											85.97		110.07	112.85
Options to purchase ordinary shares, outstanding																																					0	0	75,500	75,500
Option exercising term																																					Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors.	Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors.
Issued ordinary share capital reserved for issuance under all share schemes, percentage																																					5.00%	5.00%
Shares reserved for issuance																																					35,309,563	35,309,563
Market price of options exercised																																									106.87	53.03
Number of options outstanding										6,029,716	4,262,170					882,072	792,376									3,151,728	3,151,728	4,318,909	4,318,909	5,030,143	5,270,597		1,230,971	4,986,216	7,369,112	7,650,081			75,500	75,500																		0	0			36,700	36,700
Compensation cost related to awards not yet recognized under all four schemes	$ 40.1
Compensation cost related to awards not yet recognized under all four schemes, period of recognition	3 years